Average Annual Total Returns - MATTHEW 25 FUND	12 Months Ended																				60 Months Ended	120 Months Ended	240 Months Ended	360 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Prospectus [Line Items]
Average Annual Return, Percent	18.45%																				11.97%	13.67%	9.86%	11.51%
After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	14.77%																				9.48%	11.15%	8.24%	10.30%
After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	13.46%																				9.02%	10.59%	7.83%	9.90%
S&P 500 Index
Prospectus [Line Items]
Average Annual Return, Percent	17.88%																				14.42%	14.81%	10.99%	10.34%
MATTHEW 25 FUND
Prospectus [Line Items]
Average Annual Return, Percent	18.45%	27.38%	36.44%	(30.08%)	22.27%	12.90%	42.14%	(19.47%)	24.69%	26.92%	(12.19%)	5.59%	38.69%	31.63%	10.45%	31.97%	47.89%	(40.44%)	(19.18%)	3.79%